Contingencies (Details) (Violation of Clean Water Act, USD $)	Jun. 30, 2013	Dec. 31, 2012
Violation of Clean Water Act
Contingencies
Proposed fine or penalty relating to this matter	$ 0
Monetary sanctions resulting from non-compliance, minimum	$ 100,000	$ 100,000